Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule Of Inventories

Inventories consist of the following:

	March 31,
	2016	2015
	(dollars in thousands)
Raw Materials and Materials-in-Progress	$119,060	$115,345
Finished Cement	21,834	20,508
Gypsum Wallboard	5,839	7,741
Paperboard	7,575	8,493
Frac Sand	5,501	4,928
Aggregates	10,660	11,131
Repair Parts and Supplies	68,155	62,121
Fuel and Coal	4,971	5,197
	$243,595	$235,464

Schedule of Property, Plant and Equipment Estimated Lives	The estimated lives of the related assets are as follows:
Plants	20 to 30 years
Buildings	20 to 40 years
Machinery and Equipment	3 to 25 years

Schedule of Intangible Assets, Including Impact of Impairment Charge

Intangible assets, including the impact of the impairment charges discussed above, at March 31, 2016 and 2015 consist of the following:

	March 31, 2016
	Amortization Period	Cost	Amortization Expense	Impairment	Accumulated Amortization	Net
		(dollars in thousands)
Goodwill and Intangible Assets:
Customer Contracts and Relationships	15 years	$63,260	$11,634	$34,999	$(52,627)	$10,633
Sales Contracts	4 years	2,500	625	—	(2,083)	$417
Permits	40 years	27,440	652	—	(6,548)	$20,892
Goodwill		133,885	—	—	—	$133,885
Total Goodwill and Intangible Assets		$227,085	$12,911	$34,999	$(61,258)	$165,827

At March 31, 2016, approximately $5.6 million of customer contracts and relationships is related to our oil and gas proppants segment.  Under the terms of one of the contracts, the customer prepaid $15.0 million for sand, of which $12.7 million was available at March 31, 2015. This prepayment would be credited to the customer based on future sand purchases required by the contract.  This customer has not made the required purchases in accordance with the terms of the contract, and therefore has forfeited approximately $10.7 million of the prepaid balance.  The reversal of the $10.7 million was recorded as a reduction to cost of goods sold in our oil and gas proppants segment during fiscal 2016.  We have a $2.0 million liability related to the remaining customer prepayment of sand, which is included in Other Long-Term Liabilities on the consolidated Balance Sheet.  The contract terminates June 30, 2016, at which time the remaining $2.0 million will be forfeited if the customer has not placed orders for the contracted amount of sand.

	March 31, 2015
	Amortization Period	Cost	Accumulated Amortization	Net
	(dollars in thousands)
Intangible Assets and Goodwill:
Customer contracts and relationships	15 years	$62,060	$(5,994)	$56,066
Sales contracts	4 years	2,500	(1,458)	1,042
Permits	40 years	27,440	(5,896)	21,544
Goodwill		132,515	—	132,515
Total intangible assets and goodwill		$224,515	$(13,348)	$211,167

Schedule of Total Selling, General and Administrative Expenses

Total selling, general and administrative expenses for each of the periods are summarized as follows:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Operating Units Selling, G&A	$56,110	$49,326	$50,175
Corporate G&A	37,193	30,751	24,552
	$93,303	$80,077	$74,727

Schedule Of Earnings Per Share

	For the Years Ended March 31,
	2016	2015	2014
Weighted-Average Shares of Common Stock Outstanding	49,471,157	49,604,249	49,090,750
Effect of Dilutive Shares:
Assumed Exercise of Outstanding Dilutive Options	1,146,807	1,350,556	1,574,491
Less Shares Repurchased from Proceeds of Assumed Exercised Options	(768,886)	(868,636)	(1,032,359)
Restricted Stock Units	221,751	286,074	306,283
Weighted-Average Common Stock and Dilutive Securities Outstanding	50,070,829	50,372,243	49,939,165